Share-based Compensation - Summary of Options and Average Price (Detail) pure in Thousands	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Options, Outstanding beginning balance	9,281	11,941
Options, Granted	1,724	1,911
Options, Exercised	(407)	(1,133)
Options, Cancelled/forfeited	(161)	(39)
Options, Expired	(100)	(3,399)
Options, Outstanding ending balance	10,337	9,281
Average price, Outstanding beginning balance	$ 1.40	$ 1.74
Options, Exercisable	8,740
Average price, Granted	$ 2.84	1.25
Average price, Exercised	0.82	0.78
Average price, Cancelled/forfeited	2.25	0.96
Average price, Expired	2.02	2.71
Average price, Outstanding ending balance	1.64	$ 1.40
Average price, Exercisable	$ 1.52